LOANS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
LOANS [Text Block]

13. Loans

a)    In June 2018, as part of the closing of the acquisition of Devon, the Company issued an unsecured non-interest bearing note in the amount $265,000, payable on demand, in satisfaction of the non-share component of the consideration for the Devon acquisition. As at December 31, 2021, the balance of $nil was outstanding (December 31, 2020 - $11,650).

b)   In May 2020, the Company received a $29,352 (Cdn$40,000) line of credit ("CEBA LOC") with Toronto-Dominion Bank under the Canada Emergency Business Account ("CEBA") program funded by the Government of Canada. The CEBA LOC is non-interest bearing, can be repaid at any time without penalty.

On January 1, 2021, the outstanding balance of the CEBA LOC automatically converted to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2022, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. If on December 31, 2022, the Compny exercises the option for a 3-year extension, 5% interest during the term extension period will aply on any balance remaining.

The Company recorded the CEBA LOC upon initial recognition at its fair value of $24,146 (Cdn$32,906) using an effective interest rate of 3.45%. The difference of $5,206 (Cdn$7,094) between the fair value and the total amount of CEBA LOC received has been recorded as a fair value gain on loans advanced in the consolidated statement of loss and comprehensive loss. During the year ended December 31, 2021, interest of $985 (Cdn$1,252) has been accreted on the CEBA LOC and is included within "interest and bank expenses" in the consolidated statement of loss and comprehensive loss (years ended December 31, 2020: $623 and 2019 - $Nil).

As at December 31, 2021, the CEBA LOC is valued at $27,602 (Cdn$34,992) (December 31, 2020 - $26,501 (Cdn$33,741)).